Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital
Schedule of changes in share capital
	Class A Multiple Voting Shares		Class B Subordinate Voting Shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2021	2	151,588	622,319	152,173,089	107,028	5,137,417
Shares repurchase [a]	—	—	(30,766)	(7,523,117)	—	—
Share-based payments [b]	—	—	2,433	169,500	—	—
Share cancellation [c]	—	—	(7,768)	(1,752,090)	—	—
PSU converted to shares	—	—	6,154	191,590	—	—
Warrants expired	—	—	—	—	(7,303)	(2,995,017)
Balance, December 31, 2022	2	151,588	592,372	143,258,972	99,725	2,142,400
Plan of arrangement [d]	—	34	1	—	—	—
Shares repurchase [e]	—	—	(29,303)	(7,165,356)	—	—
Warrants issued [f]	—	—	—	—	61,154	1,372,763
PSU converted to shares [g]	—	—	41,848	1,464,000	—	—
Share options exercised [h]	—	—	323	33,247	—	—
Share-based payments [i]	—	—	555	36,000	—	—
Warrants expired [j]	—	—	—	—	(2,047)	(791,807)
Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,832	2,723,356

Shares issued [k]	10	79	1,384,783	10,670,539	—	—
Shares for debt [l]	—	—	301,423	1,990,213	—	—
Warrants expired [m]	—	—	—	—	(20,770)	(286,189)
Warrants cancelled [n]	—	—	—	—	(7,692)	(439,408)
RSU converted to shares [o]	—	—	7,500	31,009	—	—
Warrants issued (p)	—	—	—	—	80,000	—
Balance, December 31, 2024	12	151,701	2,299,502	150,318,624	210,370	1,997,759

Schedule of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2021	107,028	357.52
Expired	(7,303)	555.17
Outstanding as at December 31, 2022	99,725	355.95
Issued	61,154	295.75
Expired	(2,047)	260.65
Outstanding as at December 31, 2023	158,832	328.30

Issued	80,000	7.00
Cancelled	(7,692)	97.50
Expired	(20,770)	305.41
Outstanding as at December 31, 2024	210,370	250.33

Schedule of fair value assumptions of warrants outstanding
2023
Grant date share price	C$93.60 - C$148.85
Exercise price	C$97.50 - C$703.30
Expected dividend yield	—
Risk free interest rate	3.08% - 4.26%
Expected life	0.75 - 5 years
Expected volatility	64% - 109%

Schedule of number of warrants outstanding and exercise price
		Exercise price	Number outstanding
Expiry Date		C$	#
February 27, 2025	(i)	163.67	6,154
February 27, 2025	(i)	374.10	6,154
February 27, 2025	(i)	748.20	3,077
May 15, 2025		97.50	577
May 15, 2025		195.00	577
May 23, 2025		97.50	769
March 24, 2025	(i)	166.19	6,154
March 24, 2025	(i)	385.61	6,154
March 24, 2025	(i)	782.73	3,077
May 4, 2025		1,737.65	57
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	57
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	602.65	21,249
October 20, 2025	(i)	357.19	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
December 13, 2029		7.00	80,000
		250.33	210,370
	Exercise price	Number outstanding
Expiry Date	C$	#
March 14, 2024 (i)	159.04	3,077
March 14, 2024 (i)	366.23	1,538
March 14, 2024 (i)	687.75	3,077
March 30, 2024 (i)	128.95	4,615
March 30, 2024 (i)	257.91	3,846
March 30, 2024 (i)	386.86	3,846
May 24, 2024 (i)	128.95	769
February 27, 2025 (i)	150.45	6,154
February 27, 2025 (i)	343.88	6,154
February 27, 2025 (i)	687.75	3,077
March 15, 2025	97.50	577
March 15, 2025	195.00	577
March 23, 2025	97.50	769
March 24, 2025 (i)	150.45	6,154
March 24, 2025 (i)	343.88	6,154
March 24, 2025 (i)	687.75	3,077
Sunday, May 4, 2025	1,737.65	57
Saturday, May 10, 2025	1,737.65	30
Saturday, May 17, 2025	1,737.65	57
Saturday, May 31, 2025	1,737.65	30
Sunday, June 8, 2025	627.25	23,077
August 6, 2025 (i)	366.23	21,249
October 20, 2025 (i)	223.52	53,147
Friday, January 16, 2026	1,737.65	26
Tuesday, January 20, 2026	1,737.65	6
May 15, 2028	97.50	7,692
	328.32	158,832
		Exercise price	Number outstanding
Expiry Date		C$	#
May 20, 2023		1,045.20	112
June 23, 2023		162.50	1,538
July 24, 2023		849.23	52
September 11, 2023		352.76	344
May 4, 2025		1,737.65	58
May 10, 2025		1,737.65	29
May 17, 2025		1,737.65	58
May 31, 2025		1,737.65	29
June 8, 2025		627.25	23,077
August 6, 2025	(i)	375.03	21,249
October 20, 2025	(i)	228.89	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
		355.95	99,725